INVENTORY (Tables)	12 Months Ended
Aug. 31, 2014
Inventory Tables
Summary of Inventory

Inventory is carried at the lower of cost or market, as determined in the first-in, first-out method and is periodically evaluated for obsolescence.

	August 31,
	2014	2013
Unfinished Product Inventory	$174,082	$-
Finished Product Inventory	406,525	-
	$580,607	$-